Schedule of investment in the smart crypto fund SP (Details)	9 Months Ended
Sep. 30, 2026 USD ($)
Investment In Smart Crypto Fund Sp At Fair Value Through Profit And Loss
Opening Balance
Subscription	10,002,073
Net change in unrealized gain (loss)	(1,700)
Closing Balance	$ 10,000,373